SCHEDULE I	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
SCHEDULE 1

SCHEDULE 1

BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	At December 31,
	2014	2015
ASSETS
Current assets:
Cash and cash equivalents	$14,369	$572
Amounts due from subsidiaries	7,768	8,024
Prepaid expenses and other current assets	137	19
Total current assets	22,274	8,615

Investments in subsidiaries	334,201	305,376
Investments in an equity method investee	24,020	23,626
Acquired intangible assets, net	4,661	3,396
TOTAL ASSETS	385,156	341,013

LIABILITIES AND EQUITY
Current liabilities:
Short-term bank borrowing	$10,000	$38,000
Accrued expenses and other current liabilities	903	401
Amounts due to subsidiaries	152,150	146,895
Total liabilities	163,053	185,296
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 265,824,928 (2014: 353,016,455) shares issued and outstanding	$1	$1
Additional paid-in capital	63,046	63,426
Treasury Stock	(70,479)	(103,736)
Accumulated other comprehensive income	36,937	31,863
Retained earnings	192,598	164,163
Total equity	222,103	155,717
TOTAL LIABILITIES AND EQUITY	$385,156	$341,013

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share and per share data)

	Year ended December 31,
	2013	2014	2015
Operating expenses:
Research and development	$1,017	$605	$(796)
General and administrative	(1,626)	(2,515)	(3,063)
Selling and marketing	86	43	9
Total operating expenses	(523)	(1,867)	(3,850)
Loss from operations	(523)	(1,867)	(3,850)
Gain (loss) on disposal/dissolution of subsidiaries	-	9,755	(455)
Interest income	1	1	-
(Loss) income before income taxes	(522)	7,889	(4,305)
Income tax expenses	-	-	-
Share of net income (loss) of subsidiaries, net of taxes	848	(38,266)	(23,735)
Share of net (loss) income of an equity method investee	(202)	16	(395)
Net income (loss)	$124	$(30,361)	$(28,435)

STATEMENTS OF COMPREHENSIVE INCOME
(In thousands of U.S. dollars, except share and per share data)

	Year ended December 31,
	2013	2014	2015
Net income (loss)	124	(30,361)	(28,435)
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustments	4,983	(3,797)	(5,074)
Total comprehensive income (loss)	$5,107	$(34,158)	$(33,509)

STATEMENTS OF CHANGES IN EQUITY

(In thousands of U.S. dollars, except share and per share data)

					Accumulated
	Ordinary shares		Additional		other	Accumulated
			paid-in	Treasury	comprehensive	retained
	Number	Amount	Capital	Stock	income	earnings	Total
Balance at January 1, 2013	408,985,092	$1	$62,509	$(42,307)	$35,751	$222,835	$278,789
Repurchase of ordinary shares	(11,772,294)	-	-	(4,853)	-	-	(4,853)
Share-based compensation	-	-	492	-	-	-	492
Exercise of share-based awards	14,261,718	-	-	3,041	-	-	3,041
Foreign currency translation adjustments	-	-	-	-	4,983	-	4,983
Net income	-	-	-	-	-	124	124
Balance at December 31, 2013	411,474,516	$1	$63,001	$(44,119)	$40,734	$222,959	$282,576
Repurchase of ordinary shares	(70,774,015)	-	-	(28,902)	-	-	(28,902)
Share-based compensation	-	-	45	-	-	-	45
Exercise of share-based awards	12,315,954	-	-	2,542	-	-	2,542
Foreign currency translation adjustments	-	-	-	-	(3,797)	-	(3,797)
Net loss	-	-	-	-	-	(30,361)	(30,361)
Balance at December 31, 2014	353,016,455	$1	$63,046	$(70,479)	$36,937	$192,598	$222,103
Repurchase of ordinary shares	(90,772,831)	-	-	(34,020)	-	-	(34,020)
Share-based compensation	-	-	380	-	-	-	380
Exercise of share-based awards	3,581,304	-	-	763	-	-	763
Foreign currency translation adjustments	-	-	-	-	(5,074)	-	(5,074)
Net loss	-	-	-	-	-	(28,435)	(28,435)
Balance at December 31, 2015	265,824,928	$1	$63,426	$(103,736)	$31,863	$164,163	$155,717

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2013	2014	2015
Operating activities:
Net income (loss)	$124	$(30,361)	$(28,435)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of acquired intangible assets	33	1,021	1,265
Share-based compensation	492	45	16
Share of net (income) loss of subsidiaries	(848)	38,266	23,735
Share of net loss (income) of an equity method investee	202	(16)	395
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	137	(84)	117
Accrued expenses and other current liabilities	(1,148)	(325)	(123)
Amounts due to subsidiaries	7,418	5,937	(5,254)
Net cash provided by (used in) operating activities	6,410	14,483	(8,284)
Investing activities:
Dividend received from a subsidiary	-	22,060	-
Investment in an equity method investee	(3,712)	(9,016)	-
(Increase) decrease in amounts due from subsidiaries	(799)	7,575	(256)
Purchase of intangible assets	(654)	(5,061)	-
Net cash (used in) provided by investing activities	(5,165)	15,558	(256)
Financing activities:
Repurchase of ordinary shares	(4,853)	(28,902)	(34,020)
Proceeds from exercise of stock options	3,041	2,542	763
Raise of short-term bank loans	-	10,000	28,000
Net cash used in financing activities	(1,812)	(16,360)	(5,257)
(Decrease) increase in cash and cash equivalents	(567)	13,681	(13,797)

Cash and cash equivalents at the beginning of the year	1,255	688	14,369
Cash and cash equivalents at the end of the year	$688	$14,369	$572

NOTES TO SCHEDULE 1

1	Schedule 1

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which requires condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.

As of December 31, 2014 and 2015, $113,505 and $113,970 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2013, 2014 and 2015.

2	Basis of preparation

The condensed financial information has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the parent company has used equity method to account for its subsidiaries.